JPMorgan U.S. Equity Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.4%
Aerospace & Defense — 1.8%
Northrop Grumman Corp.	694	326,241
Automobiles — 1.9%
Tesla, Inc. *	1,312	347,994
Banks — 5.2%
Truist Financial Corp.	10,085	439,107
US Bancorp	3,269	131,820
Wells Fargo & Co.	8,905	358,145
		929,072
Beverages — 2.0%
Coca-Cola Co. (The)	6,244	349,801
Biotechnology — 6.8%
AbbVie, Inc.	4,979	668,230
Regeneron Pharmaceuticals, Inc. *	557	383,806
Vertex Pharmaceuticals, Inc. *	544	157,498
		1,209,534
Building Products — 1.5%
Trane Technologies plc	1,805	261,382
Capital Markets — 4.9%
Ameriprise Financial, Inc.	817	205,876
Morgan Stanley	4,932	389,660
S&P Global, Inc.	907	276,965
		872,501
Chemicals — 2.1%
Eastman Chemical Co.	2,127	151,114
PPG Industries, Inc.	2,030	224,674
		375,788
Construction Materials — 1.1%
Vulcan Materials Co.	1,205	190,076
Diversified Telecommunication Services — 1.9%
Verizon Communications, Inc.	8,769	332,967
Electric Utilities — 4.9%
NextEra Energy, Inc.	7,329	574,626
Xcel Energy, Inc.	4,816	308,242
		882,868
Electrical Equipment — 2.6%
Eaton Corp. plc	3,536	471,623
Energy Equipment & Services — 1.6%
Baker Hughes Co.	13,563	284,283
Equity Real Estate Investment Trusts (REITs) — 2.9%
Prologis, Inc.	5,083	516,459

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — 2.9%
Boston Scientific Corp. *	9,737	377,120
Intuitive Surgical, Inc. *	802	150,214
		527,334
Health Care Providers & Services — 3.8%
Centene Corp. *	2,127	165,507
UnitedHealth Group, Inc.	1,036	522,995
		688,502
Hotels, Restaurants & Leisure — 3.6%
Marriott International, Inc., Class A	640	89,725
McDonald's Corp.	2,409	555,699
		645,424
Insurance — 0.7%
Progressive Corp. (The)	1,138	132,311
Interactive Media & Services — 6.9%
Alphabet, Inc., Class A *	11,575	1,107,168
Meta Platforms, Inc., Class A *	704	95,468
Snap, Inc., Class A *	3,388	33,271
		1,235,907
Internet & Direct Marketing Retail — 4.0%
Amazon.com, Inc. *	6,336	715,943
IT Services — 2.6%
Mastercard, Inc., Class A	1,665	473,331
Machinery — 2.0%
Deere & Co.	1,072	358,066
Multiline Retail — 1.8%
Dollar General Corp.	1,316	315,549
Oil, Gas & Consumable Fuels — 2.0%
Pioneer Natural Resources Co.	1,677	363,073
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	6,632	471,487
Professional Services — 0.9%
Leidos Holdings, Inc.	1,754	153,445
Road & Rail — 3.1%
Norfolk Southern Corp.	1,846	387,126
Uber Technologies, Inc. *	6,587	174,549
		561,675
Semiconductors & Semiconductor Equipment — 5.6%
Advanced Micro Devices, Inc. *	4,042	256,094
ASML Holding NV (Registered), NYRS (Netherlands)	205	85,155
NXP Semiconductors NV (China)	3,562	525,540
Teradyne, Inc.	1,907	143,296
		1,010,085

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — 8.2%
Microsoft Corp.	6,312	1,470,034
Specialty Retail — 1.7%
Lowe's Cos., Inc.	984	184,867
O'Reilly Automotive, Inc. *	175	122,749
		307,616
Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc.	6,297	870,185
Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc., Class B	1,912	158,910
Total Common Stocks (Cost $13,534,341)		17,809,466
Short-Term Investments — 0.7%
Investment Companies — 0.7%
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (a) (b) (Cost $125,747)	125,732	125,783
Total Investments — 100.1% (Cost $13,660,088)		17,935,249
Liabilities in Excess of Other Assets — (0.1)%		(23,652)
NET ASSETS — 100.0%		17,911,597

Percentages indicated are based on net assets.

Abbreviations
NYRS	New York Registry Shares

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$17,935,249	$—	$—	$17,935,249

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (a) (b)	$594,276	$1,267,659	$1,736,227	$68	$7	$125,783	125,732	$2,679	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	9	—	9	—	—	—	—	—	—
Total	$594,285	$1,267,659	$1,736,236	$68	$7	$125,783		$2,679	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.